UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22227
IndexIQ ETF Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite N-611 Rye Brook, NY 10573
(Address of principal executive offices)	(Zip code)
Adam S. Patti IndexIQ Advisors LLC 800 Westchester Ave., Suite N-611 Rye Brook, NY 10573
(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedules of Investments - IQ Hedge Multi-Strategy Tracker ETF

January 31, 2013 (unaudited)

	Shares	Value

Investment Companies - 83.9%

Aggregate Bond Funds - 35.5%
iShares Core Total US Bond Market ETF	475,272	$52,465,276
SPDR Barclays Aggregate Bond ETF(a)	36,271	2,111,335
Vanguard Total Bond Market ETF	728,276	60,774,632

Total Aggregate Bond Funds		115,351,243

Commodity Funds - 6.5%
iShares Silver Trust*	8,408	255,940
PowerShares DB Commodity Index Tracking Fund*(a)	694,135	19,762,023
PowerShares DB Gold Fund*(a)	21,593	1,230,153

Total Commodity Funds		21,248,116

Corporate Bond Funds - 16.4%
iShares Barclays Credit Bond Fund	25,002	2,807,225
iShares iBoxx $ Investment Grade Corporate Bond Fund	422,419	50,445,277

Total Corporate Bond Funds		53,252,502

Currency Funds - 1.0%
CurrencyShares Canadian Dollar Trust	16,767	1,671,670
CurrencyShares Japanese Yen Trust*(a)	14,767	1,582,727

Total Currency Funds		3,254,397

Currency Harvest Fund - 3.7%
PowerShares DB G10 Currency Harvest Fund*	452,846	12,054,761

Emerging Equity Funds - 6.9%
iShares MSCI Emerging Markets Index Fund	226,323	10,008,003
Vanguard MSCI Emerging Markets ETF	277,668	12,372,886

Total Emerging Equity Funds		22,380,889

Equity Funds - 0.3%
iShares MSCI EAFE Index Fund	13,152	775,705
Vanguard MSCI EAFE ETF	5,896	215,676

Total Equity Funds		991,381

International Bond Fund - 1.6%
iShares JPMorgan USD Emerging Markets Bond Fund(a)	29,419	3,509,393
PowerShares Emerging Markets Sovereign Debt Portfolio	50,156	1,524,742

Total International Bond Fund		5,034,135

Treasury Inflation-Protected Security - 0.2%
iShares Barclays US Treasury Inflation Protected Securities Fund	5,639	681,078

U.S. Large Cap Equity Funds - 2.1%
SPDR S&P 500 ETF Trust	46,102	6,901,469

	Shares	Value

U.S. Small Cap Equity Fund - 9.7%
iShares Russell 2000 Index Fund(a)	350,754	$31,434,573

Total Investment Companies - 83.9%
(Cost $268,855,555)		272,584,544

Short-Term Investment - 13.2%

Money Market Fund - 13.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $42,894,061)	42,894,061	42,894,061

Investment of Cash Collateral For Securities Loaned - 13.6%

Money Market Fund - 13.6%
BNY Mellon Overnight Government Fund
(Cost $44,142,381)	44,142,381	44,142,381

Total Investments - 110.7%
(Cost $355,891,997)		$359,620,986
Liabilities in Excess of Other Assets - (10.7)%(c)		(34,756,273)
Net Assets - 100.0%		$324,864,713

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $43,461,997; cash collateral of $44,142,381 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of January 31, 2013.
(c)	Liabilities in Excess of Other Assets includes net unrealized depreciation on futures contracts.

ETF	- Exchange Traded Fund

Schedules of Investments - IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2013 (unaudited)

Open futures contracts outstanding at January 31, 2013:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at January 31, 2013	Unrealized Depreciation
E-Mini Future Euro FX Future	Morgan Stanley	March 2013	(136)	$ (11,128,356)	$ (11,541,300)	$ (412,944)

Cash posted as collateral to the broker for futures contracts was $153,000 at January 31, 2013.

Total return swap contracts outstanding at January 31, 2013:

	Annual
	Financing
	Rate			Unrealized
	Received	Expiration	Notional	Appreciation
Total Return Benchmark	(Paid)	Date	Amount	(Depreciation)
iShares Dow Jones US Real Estate Index Fund	(0.69)%	7/06/2020	$(18,867,284)	$-
ProShares VIX Mid-Term Futures ETF	0.52%	7/06/2020	438,478	-
SPDR Barclays Capital Convertible Securities ETF	0.52%	7/06/2020	36,342,917	-
				$-

Cash posted as Collateral to the broker for swap contracts was $8,972,615 at January 31, 2013.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either received fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

Schedules of Investments- IQ Hedge Macro Tracker ETF

January 31, 2013 (unaudited)

	Shares	Value

Investment Companies - 97.2%

Commodity Funds - 6.4%
iShares Silver Trust*	7,593	$231,131
PowerShares DB Commodity Index Tracking Fund*	32,241	917,901
PowerShares DB Gold Fund*(a)	49,563	2,823,604

Total Commodity Funds		3,972,636

Corporate Bond Funds - 21.1%
iShares Barclays Credit Bond Fund	6,132	688,501
iShares iBoxx $ Investment Grade Corporate Bond Fund	103,721	12,386,362

Total Corporate Bond Funds		13,074,863

Currency Funds - 4.0%
CurrencyShares Canadian Dollar Trust(a)	10,593	1,056,122
CurrencyShares Japanese Yen Trust*(a)	13,338	1,429,567

Total Currency Funds		2,485,689

Currency Harvest Fund - 5.5%
PowerShares DB G10 Currency Harvest Fund*	128,615	3,423,731

Emerging Equity Funds - 14.3%
iShares MSCI Emerging Markets Index Fund	89,527	3,958,884
Vanguard MSCI Emerging Markets ETF	109,831	4,894,069

Total Emerging Equity Funds		8,852,953

International Bond Fund - 13.5%
iShares JPMorgan USD Emerging Markets Bond Fund	48,827	5,824,573
PowerShares Emerging Markets Sovereign Debt Portfolio	83,244	2,530,618

Total International Bond Fund		8,355,191

Short-Term Treasury Bond Funds - 31.8%
iShares Barclays 1-3 Year Treasury Bond Fund(a)	88,843	7,501,015
iShares Barclays Short Treasury Bond Fund(a)	21,814	2,404,557
SPDR Barclays 1-3 Month T-Bill ETF*	26,377	1,208,330
Vanguard Short-Term Bond ETF	107,028	8,666,057

Total Short-Term Treasury Bond Funds		19,779,959

U.S. Small Cap Equity Fund - 0.6%
iShares Russell 2000 Index Fund(a)	4,477	401,229

Total Investment Companies - 97.2%
(Cost $60,165,708)		60,346,251

Short-Term Investment - 2.9%

Money Market Fund - 2.9%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $1,782,773)	1,782,773	1,782,773

	Shares	Value

Investment of Cash Collateral For Securities Loaned - 7.7%

Money Market Fund - 7.7%
BNY Mellon Overnight Government Fund
(Cost $4,792,944)	4,792,944	$4,792,944

Total Investments - 107.8%
(Cost $66,741,425)		$66,921,968
Liabilities in Excess of Other Assets - (7.8)%(c)		(4,816,695)
Net Assets - 100.0%		$62,105,273

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $4,688,459; cash collateral of $4,792,944 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of January 31, 2013.
(c)	Liabilities in Excess of Other Assets includes net unrealized depreciation on futures contracts.

ETF	- Exchange Traded Fund

Schedules of Investments - IQ Hedge Macro Tracker ETF (continued)

January 31, 2013 (unaudited)

Open futures contracts outstanding at January 31, 2013:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at January 31, 2013	Unrealized Depreciation
E-Mini Future Euro FX Future	Morgan Stanley	March 2013	(18)	$ (1,480,501)	$ (1,527,525)	$ (47,024)

Cash posted as collateral to broker for futures contracts was $20,250 at January 31, 2013.

Total return swap contract outstanding at January 31, 2013:

Annual
Financing
	Rate			Unrealized
	Received	Expiration	Notional	Appreciation
Total Return Benchmark	(Paid)	Date	Amount	(Depreciation)
Pro-Shares VIX Mid-Term ETF	0.54%	07/06/2020	$ 951,821	$ —

Cash posted as collateral to the broker for swap contracts was $113,760 at January 31, 2013.

Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

Schedules of Investments - IQ Hedge Market Neutral Tracker ETF

January 31, 2013 (unaudited)

	Shares	Value

Investment Companies - 87.6%

Aggregate Bond Funds - 16.7%
iShares Core Total US Bond Market ETF	5,206	$574,690
SPDR Barclays Aggregate Bond ETF	397	23,109
Vanguard Total Bond Market ETF	7,978	665,764
Total Aggregate Bond Funds		1,263,563

Currency Harvest Fund - 3.5%
PowerShares DB G10 Currency Harvest Fund*	9,851	262,234

Emerging Equity Funds - 3.3%
iShares MSCI Emerging Markets Index Fund	2,505	110,771
Vanguard MSCI Emerging Markets ETF	3,075	137,022
Total Emerging Equity Funds		247,793

Equity Funds - 10.0%
iShares MSCI EAFE Index Fund	10,098	595,580
Vanguard MSCI EAFE ETF	4,528	165,634
Total Equity Funds		761,214

Short-Term Treasury Bond Funds - 54.1%
iShares Barclays 1-3 Year Treasury Bond Fund	18,443	1,557,143
iShares Barclays Short Treasury Bond Fund	4,528	499,121
SPDR Barclays 1-3 Month T-Bill ETF*	5,476	250,856
Vanguard Short-Term Bond ETF	22,219	1,799,073
Total Short-Term Treasury Bond Funds		4,106,193

Total Investment Companies - 87.6%
(Cost $6,599,101)		6,640,997

Short-Term Investment - 10.7%

Money Market Fund - 10.7%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(a)
(Cost $808,468)	808,468	808,468

Total Investments - 98.3%
(Cost $7,407,569)		$7,449,465
Other Assets in Excess of Liabilities - 1.7%(b)		129,641
Net Assets - 100.0%		$7,579,106

*	Non-income producing securities.
(a)	Rate shown represents annualized 7-day yield as of January 31, 2013.
(b)	Other Assets in Excess of Liabilities includes net unrealized depreciation on futures contracts.

ETF	- Exchange Traded Fund

Schedules of Investments - IQ Hedge Market Neutral Tracker ETF (continued)

January 31, 2013 (unaudited)

Open futures contracts outstanding at January 31, 2013:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at January 31,2013	Unrealized Depreciation
E-Mini Future Euro FX Future	Morgan Stanley	March 2013	(3)	$ (245,494)	$ (254,588)	$ (9,094)
Russell 2000® Index Mini Future	Morgan Stanley	March 2013	(2)	(170,277)	(180,420)	(10,143)
						$ (19,237)

Cash posted as collateral to broker for futures contracts was $11,375 at January 31, 2013.

Total return swap contract outstanding at January 31, 2013:

Annual
Financing
	Rate			Unrealized
	Received	Expiration	Notional	Appreciation
Total Return Benchmark	(Paid)	Date	Amount	(Depreciation)
SPDR Barclays Capital Convertible Securities ETF	0.52%	7/06/2020	$721,096	$ —

Cash posted as Collateral to broker for swap contracts was $106,418 at January 31, 2013.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

Schedules of Investments - IQ Real Return ETF

January 31, 2013 (unaudited)

	Shares	Value

Investment Companies - 99.9%

Commodity Funds - 9.9%
PowerShares DB Gold Fund*(a)	103,244	$5,881,811

Equity Funds - 0.2%
iShares Dow Jones US Real Estate Index Fund	405	27,244
SPDR Dow Jones REIT ETF	149	11,245
Vanguard REIT ETF	1,334	91,059

Total Equity Funds		129,548

Long-Term Bond Fund - 9.7%
iShares Barclays 20+ Year Treasury Bond Fund(a)	48,861	5,732,372

Short-Term Treasury Bond Funds - 69.6%
iShares Barclays Short Treasury Bond Fund(a)	249,436	27,495,330
SPDR Barclays 1-3 Month T-Bill ETF*(a)	301,669	13,819,457

Total Short-Term Treasury Bond Funds		41,314,787

U.S. Large Cap Equity Funds - 10.5%
iShares Core S&P 500 ETF	169	25,428
SPDR S&P 500 ETF Trust	41,375	6,193,838

Total U.S. Large Cap Equity Funds		6,219,266

Total Investment Companies - 99.9%
(Cost $59,085,905)		59,277,784

Short-Term Investment - 0.1%

Money Market Fund - 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $88,716)	88,716	88,716

Investment of Cash Collateral For Securities Loaned - 8.3%

Money Market Fund - 8.3%
BNY Mellon Overnight Government Fund
(Cost $4,907,150)	4,907,150	4,907,150

Total Investments - 108.3%
(Cost $64,081,771)		$64,273,650
Liabilities in Excess of Other Assets - (8.3)%		(4,925,113)
Net Assets - 100.0%		$59,348,537

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $4,815,013; cash collateral of $4,907,150 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of January 31, 2013.

ETF	- Exchange Traded Fund
REIT	- Real Estate Investment Trust

Schedules of Investments - IQ Global Resources ETF

January 31, 2013 (unaudited)

	Shares	Value

Common Stocks - 90.9%

Australia - 4.7%
BHP Billiton Ltd.	19,825	$775,029
Fortescue Metals Group Ltd.(a)	18,904	92,279
Iluka Resources Ltd.(a)	2,427	24,606
New Hope Corp. Ltd.	225,742	1,000,706
Newcrest Mining Ltd.	44,923	1,096,452
PanAust Ltd.	36,850	113,387
Regis Resources Ltd.*	25,851	139,943
Whitehaven Coal Ltd.	125,957	430,925
Woodside Petroleum Ltd.	5,353	198,045

Total Australia		3,871,372

Belgium - 0.0%(b)
Umicore SA	685	35,659

Canada - 11.9%
Agnico-Eagle Mines Ltd.	9,862	450,521
Alamos Gold, Inc.	6,306	96,782
B2Gold Corp.*	20,413	78,476
Barrick Gold Corp.	57,770	1,836,888
Canadian Natural Resources Ltd.	7,365	222,089
Canfor Corp.*	11,971	220,280
Cenovus Energy, Inc.	4,972	164,812
Centerra Gold, Inc.	14,394	130,560
Domtar Corp. ADR	3,064	255,017
Eldorado Gold Corp.	39,983	446,324
Enbridge, Inc.(a)	4,965	217,966
Goldcorp, Inc.	46,026	1,618,755
Husky Energy, Inc.(a)	6,311	196,498
IAMGOLD Corp.	21,767	178,477
Imperial Oil Ltd.	5,453	239,116
Inmet Mining Corp.	395	28,473
Kinross Gold Corp.	67,330	551,393
Lundin Mining Corp.*	3,763	19,326
New Gold, Inc.*	26,164	253,821
Pan American Silver Corp.	6,004	104,710
Resolute Forest Products*(a)	8,496	115,885
Silver Wheaton Corp.	20,575	714,980
Suncor Energy, Inc.	10,293	349,334
Teck Resources Ltd., Class B	3,505	127,553
TransCanada Corp.	4,643	219,448
Uranium One, Inc.*(a)	6,451	17,567
West Fraser Timber Co., Ltd.	3,486	279,445
Yamana Gold, Inc.(a)	43,218	705,264

Total Canada		9,839,760

Curacao - 0.9%
Schlumberger Ltd.	9,166	715,406

Finland - 0.6%
UPM-Kymmene Oyj	43,344	529,222

France - 3.4%
GDF Suez	14,503	297,461
Suez Environnement Co.	63,964	846,627
Total SA	16,225	879,410
Veolia Environnement	60,853	784,387

Total France		2,807,885

	Shares	Value

Common Stocks (continued)

Germany - 0.5%
Suedzucker AG	10,019	$428,665

Hong Kong - 2.3%
China Agri-Industries Holdings Ltd.	264,000	161,011
CNOOC Ltd.	299,585	618,832
Hong Kong & China Gas Co. Ltd.	55,815	158,330
Lee & Man Paper Manufacturing Ltd.	405,130	273,203
Shougang Fushan Resources Group Ltd.	1,549,634	665,371

Total Hong Kong		1,876,747

Ireland - 0.6%
Kerry Group PLC, Class A	9,525	499,715

Italy - 0.8%
Eni SpA	25,774	646,884

Japan - 2.7%
Ajinomoto Co., Inc.	37,673	512,297
Hokuetsu Kishu Paper Co., Ltd.	17,805	91,308
Itoham Foods, Inc.	15,463	70,317
Kurita Water Industries Ltd.	16,789	330,408
Maruha Nichiro Holdings, Inc.	34,771	60,581
Mitsubishi Materials Corp.	8,058	25,871
Mitsui & Co., Ltd.	11,981	181,304
Nippon Meat Packers, Inc.	14,261	193,303
Nippon Paper Group, Inc.(a)	9,976	141,999
Nisshin Seifun Group, Inc.	14,892	181,622
Nissin Foods Holdings Co., Ltd.	6,543	249,144
Sumitomo Metal Mining Co., Ltd.	3,245	50,599
Toyo Suisan Kaisha Ltd.	5,845	162,553

Total Japan		2,251,306

Jersey - 0.7%
Randgold Resources Ltd.	6,179	584,851

Netherlands - 1.3%
Nutreco NV	2,380	210,927
Royal Dutch Shell PLC, Class A(a)	24,363	863,466

Total Netherlands		1,074,393

Norway - 0.8%
Norsk Hydro ASA	12,657	60,505
Statoil ASA	20,947	556,730

Total Norway		617,235

Portugal - 0.3%
Portucel SA	62,710	242,259

Singapore - 2.4%
Golden Agri-Resources Ltd.	646,438	331,627
Olam International Ltd.	134,735	175,793
Sakari Resources Ltd.	240,456	359,383
Wilmar International Ltd.	367,471	1,134,060

Total Singapore		2,000,863

Spain - 0.4%
Ebro Foods SA	8,660	175,151

Schedules of Investments - IQ Global Resources ETF (continued)

January 31, 2013 (unaudited)

	Shares	Value

Common Stocks (continued)

Spain (continued)
Repsol SA	8,573	$191,370

Total Spain		366,521

Sweden - 6.5%
Boliden AB	1,697	31,363
Holmen AB, B Shares	5,319	163,923
Sandvik AB	325,680	5,225,743

Total Sweden		5,421,029

Switzerland - 2.4%
Aryzta AG*	5,137	288,586
Barry Callebaut AG*	286	287,885
Lindt & Spruengli AG*	49	175,442
Pentair Ltd.	10,364	525,247
Sulzer AG	4,244	667,480

Total Switzerland		1,944,640

United Kingdom - 9.9%
African Barrick Gold Ltd.	24,842	140,134
Anglo American PLC	8,531	255,158
Antofagasta PLC	6,227	112,745
Associated British Foods PLC	43,771	1,213,748
BG Group PLC	22,307	396,106
BP PLC	126,521	936,266
Centrica PLC	32,251	179,065
Eurasian Natural Resources Corp.	8,495	44,419
Hochschild Mining PLC	19,548	131,036
Kazakhmys PLC	3,299	38,182
New World Resources PLC, Class A	74,189	341,106
Pennon Group PLC	45,392	486,495
Petropavlovsk PLC	11,916	65,764
Rio Tinto PLC	8,399	474,056
Severn Trent PLC	30,145	775,209
Tate & Lyle PLC	26,116	336,420
United Utilities Group PLC	86,425	1,003,005
Vedanta Resources PLC	1,957	37,357
Weir Group PLC	28,746	904,215
Xstrata PLC	19,004	355,985

Total United Kingdom		8,226,471

United States - 37.8%
Alcoa, Inc.	6,383	56,426
Allied Nevada Gold Corp.*	5,004	118,545
Alpha Natural Resources, Inc.*	61,270	542,852
American Water Works Co., Inc.	21,924	839,251
Anadarko Petroleum Corp.	3,344	267,587
Apache Corp.	2,617	219,200
Aqua America, Inc.	17,248	469,663
Arch Coal, Inc.(a)	61,325	436,634
Archer-Daniels-Midland Co.	37,357	1,065,795
Bunge Ltd.	7,926	631,385
Chevron Corp.	12,839	1,478,411
Cliffs Natural Resources, Inc.(a)	868	32,385
Coeur d'Alene Mines Corp.*	5,301	115,032
ConAgra Foods, Inc.	23,355	763,475

	Shares	Value

Common Stocks (continued)

United States (continued)
ConocoPhillips	8,222	$476,876
CONSOL Energy, Inc.	58,040	1,818,974
Devon Energy Corp.	2,664	152,354
EOG Resources, Inc.	1,784	222,964
Exxon Mobil Corp.	29,911	2,691,093
Flowers Foods, Inc.	7,490	201,331
Flowserve Corp.	6,879	1,078,421
Freeport-McMoRan Copper & Gold, Inc.	5,898	207,904
General Mills, Inc.	35,928	1,506,820
Green Mountain Coffee Roasters, Inc.*(a)	10,507	478,384
Halliburton Co.	6,084	247,497
Hershey Co.	9,102	723,154
Hillshire Brands Co.	14,324	443,758
Hormel Foods Corp.	16,857	583,421
IDEX Corp.	10,425	520,103
Ingredion, Inc.	4,283	282,978
J.M. Smucker Co.	6,002	531,957
Joy Global, Inc.	29,352	1,854,166
KapStone Paper And Packaging Corp.	4,034	96,816
Kellogg Co.	19,793	1,157,890
Louisiana-Pacific Corp.*	11,049	214,682
Marathon Oil Corp.	4,745	159,480
McCormick & Co., Inc.	6,445	401,846
MeadWestvaco Corp.	14,001	438,931
Mondelez International, Inc., Class A	100,951	2,805,428
National Oilwell Varco, Inc.	2,779	206,035
Newmont Mining Corp.	29,382	1,262,251
Occidental Petroleum Corp.	5,378	474,716
Peabody Energy Corp.	76,295	1,918,819
Royal Gold, Inc.	3,250	242,678
Seaboard Corp.	77	208,155
Smithfield Foods, Inc.*	10,822	252,261
Tyson Foods, Inc., Class A	19,893	440,033

Total United States		31,338,817
Total Common Stocks - 90.9%
(Cost $71,020,631)		75,319,700

Short-Term Investment - 8.2%

Money Market Fund - 8.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(c)
(Cost $6,784,818)	6,784,818	6,784,818

Investment of Cash Collateral For Securities Loaned - 2.1%
Money Market Fund - 2.1%
BNY Mellon Overnight Government Fund
(Cost $1,768,446)	1,768,446	1,768,446

Schedules of Investments - IQ Global Resources ETF (continued)

January 31, 2013 (unaudited)

Value
Total Investments - 101.2%
(Cost $79,573,895)	$83,872,964
Liabilities in Excess of Other Assets - (1.2)%(d)	(1,031,516)
Net Assets - 100.0%	$82,841,448

Industry	Value	% of Net Assets
Grains Food Fiber	$17,307,920	20.8%
Energy	15,689,522	19.1
Coal	13,929,308	16.7
Precious Metals	11,194,591	13.6
Water	9,230,511	11.1
Money Market Funds	8,553,264	10.3
Timber	3,062,970	3.6
Industrial Metals	2,885,880	3.5
Livestock	2,018,998	2.5
Total Investments	$83,872,964	101.2
Liabilities in Excess of Other Assets(d)	(1,031,516)	(1.2)
Total Net Assets	$82,841,448	100.0%

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $1,715,947; cash collateral of $1,768,446 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Less than 0.05%.
(c)	Rate shown represents annualized 7-day yield as of January 31, 2013.
(d)	Liabilities in Excess of Other Assets includes net unrealized depreciation on futures contracts.

ADR - American Depositary Receipt

Schedules of Investments - IQ Global Resources ETF (continued)

January 31, 2013 (unaudited)

Open futures contracts outstanding at January 31, 2013:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at January 31, 2013	Unrealized Depreciation
E-mini S&P 500 Future	Morgan Stanley	March 2013	(101)	$ (7,181,731)	$ (7,541,165)	$ (359,434)
Mini MSCI EAFE Index Future	Morgan Stanley	March 2013	(91)	(7,197,081)	(7,650,370)	(453,289)
						$ (812,723)

Cash posted as collateral to the broker for futures contracts was $626,500 at January 31, 2013.

Schedules of Investments - IQ Merger Arbitrage ETF

January 31, 2013 (unaudited)

	Shares	Value

Common Stocks - 81.5%

Air Freight & Logistics - 2.9%
TNT Express NV	47,562	$365,348

Basic Materials - 1.5%
Discovery Metals Ltd.*	32,448	36,383
Inmet Mining Corp.	949	68,407
Talison Lithium Ltd.*	10,477	78,039

Total Basic Materials		182,829

Capital Goods - 5.6%
Cascade Corp.	1,552	100,213
Greenbrier Cos., Inc. (The)*	6,396	127,472
Robbins & Myers, Inc.	3,841	223,854
Shaw Group, Inc. (The)*	5,279	249,802

Total Capital Goods		701,341

Communication Services - 3.7%
Sprint Nextel Corp.*	72,393	407,573
TNS, Inc.*	2,588	54,218

Total Communication Services		461,791

Consumer Cyclicals - 11.7%
Aegis Group PLC	61,467	228,917
Ameristar Casinos, Inc.	11,769	311,879
Arbitron, Inc.	5,010	234,969
Best Buy Co., Inc.(a)	34,515	561,214
Sportingbet PLC(a)	49,385	43,259
Warnaco Group, Inc. (The)*	1,153	84,411

Total Consumer Cyclicals		1,464,649

Consumer Staples - 5.2%
Accordia Golf Co., Ltd.	38	37,184
American Greetings Corp., Class A(a)	7,026	112,416
GrainCorp Ltd., Class A	40,351	508,003

Total Consumer Staples		657,603

Energy - 19.9%
Celtic Exploration Ltd.*	7,915	210,544
McMoRan Exploration Co.*(a)	18,506	292,580
Nexen, Inc.	29,186	779,579
Plains Exploration & Production Co.*	25,559	1,220,442

Total Energy		2,503,145

Financials - 19.0%
Alterra Capital Holdings Ltd.	9,731	296,504
Citizens Republic Bancorp, Inc.*	6,465	132,015
CreXus Investment Corp.	2,394	31,816
Hudson City Bancorp, Inc.	57,794	494,139
Jefferies Group, Inc.	8,695	173,292
KBW, Inc.	2,638	41,865
Knight Capital Group, Inc., Class A*	31,292	116,406
NYSE Euronext	30,297	1,047,367
SeaBright Holdings, Inc.	4,601	51,025

Total Financials		2,384,429

Health Care - 7.2%
Coventry Health Care, Inc.	16,061	736,076
Mediq NV	2,153	40,681

	Shares	Value

Common Stocks (continued)
Health Care (continued)
PSS World Medical, Inc.*	4,320	$124,977

Total Health Care		901,734

Media - 2.5%
Astral Media, Inc., Class A	6,726	315,678

Technology - 2.3%
Compuware Corp.*	12,184	141,578
Cymer, Inc.*	1,137	117,077
Kayak Software Corp.*	804	32,457

Total Technology		291,112

Total Common Stocks- 81.5%
(Cost $10,208,908)		10,229,659

Short-Term Investment - 16.4%

Money Market Fund - 16.4%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio - Institutional Class, 0.03%(b)
(Cost $2,066,534)	2,066,534	2,066,534

Investment of Cash Collateral For Securities Loaned - 7.8%

Money Market Fund - 7.8%
BNY Mellon Overnight Government Fund
(Cost $974,233)	974,233	974,233

Total Investments - 105.7%
(Cost $13,249,675)		$13,270,426
Liabilities in Excess of Other Assets - (5.7)%(c)		(713,087)
Net Assets - 100.0%		$12,557,339

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $959,867; cash collateral of $974,233 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of January 31, 2013.
(c)	Liabilities in Excess of Other Assets includes net unrealized depreciation on futures contracts.

Schedules of Investments - IQ Merger Arbitrage ETF (continued)

January 31, 2013 (unaudited)

Open futures contracts outstanding at January 31, 2013:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at January 31, 2013	Unrealized (Depreciation)
E-mini S&P 500 Future	Morgan Stanley	March 2013	(12)	$ (859,062)	$ (895,980)	$ (36,918)
Mini MSCI EAFE Index Future	Morgan Stanley	March 2013	(10)	(796,878)	(840,700)	(43,822)
						$ (80,740)

Cash posted as collateral to broker for futures contracts was $72,000 at January 31, 2013.

Schedules of Investments - IQ Australia Small Cap ETF

January 31, 2013 (unaudited)

	Shares	Value

Common Stocks - 99.8%

Consumer Discretionary - 19.4%
Ainsworth Game Technology Ltd.*	15,379	$48,123
Aristocrat Leisure Ltd.	70,920	274,440
Automotive Holdings Group Ltd.	24,995	93,856
Billabong International Ltd.	57,871	56,439
Breville Group Ltd.	12,904	91,390
David Jones Ltd.(a)	75,188	196,062
Fairfax Media Ltd.(a)	297,509	167,571
Fleetwood Corp. Ltd.(a)	7,022	75,220
Flight Centre Ltd.(a)	7,846	248,459
G.U.D. Holdings Ltd.	9,971	86,738
Invocare Ltd.	15,348	146,960
JB Hi-Fi Ltd.(a)	13,825	142,760
Myer Holdings Ltd.	82,706	214,804
Navitas Ltd.(a)	34,465	177,946
Pacific Brands Ltd.	132,466	96,718
Seven West Media Ltd.	81,331	178,148
Southern Cross Media Group Ltd.	79,752	98,575
Super Retail Group Ltd.	18,752	208,697
Ten Network Holdings Ltd.*	231,110	80,755
Wotif.com Holdings Ltd.(a)	18,481	112,383

Total Consumer Discretionary		2,796,044

Consumer Staples - 4.0%
Goodman Fielder Ltd.*	238,882	165,695
GrainCorp Ltd., Class A	32,462	408,684

Total Consumer Staples		574,379

Energy - 9.7%
Aquila Resources Ltd.*(a)	26,288	85,549
Aurora Oil & Gas Ltd.*	60,795	239,698
AWE Ltd.*	76,136	101,252
Beach Energy Ltd.	172,907	257,000
Buru Energy Ltd.*(a)	28,391	69,295
Coalspur Mines Ltd.*	61,517	52,936
Drillsearch Energy Ltd.*	54,692	75,872
Energy Resources of Australia Ltd.*	23,275	33,624
Horizon Oil Ltd.*	141,648	67,963
Karoon Gas Australia Ltd.*	24,164	163,324
Maverick Drilling & Exploration Ltd.*	52,799	33,869
Paladin Energy Ltd.*	110,180	131,013
Senex Energy Ltd.*	132,014	93,634

Total Energy		1,405,029

Financials - 5.2%
Bank of Queensland Ltd.	43,918	376,547
FlexiGroup Ltd.	27,756	116,383
IOOF Holdings Ltd.	29,296	251,486

Total Financials		744,416

Health Care - 6.8%
Acrux Ltd.(a)	22,656	81,528
Ansell Ltd.	19,266	344,636
Mesoblast Ltd.*(a)	22,087	137,767
Primary Health Care Ltd.(a)	66,342	311,391
Sigma Pharmaceuticals Ltd.	163,500	113,408

Total Health Care		988,730

	Shares	Value

Common Stocks (continued)

Industrials - 22.4%
Ausdrill Ltd.	37,247	$116,163
Boart Longyear Ltd.	65,588	140,244
Bradken Ltd.(a)	22,974	149,529
Cabcharge Australia Ltd.(a)	15,667	80,400
Cardno Ltd.	19,642	139,316
CSR Ltd.	73,401	154,653
Decmil Group Ltd.	19,218	49,913
Downer EDI Ltd.*	58,859	276,268
Emeco Holdings Ltd.	89,777	57,590
GWA Group Ltd.	39,842	104,724
Mermaid Marine Australia Ltd.	30,348	128,517
Mineral Resources Ltd.	19,865	213,625
Monadelphous Group Ltd.(a)	12,895	358,311
NRW Holdings Ltd.	39,363	78,420
SAI Global Ltd.	28,381	132,620
Seek Ltd.	46,444	406,440
Skilled Group Ltd.	28,841	83,630
Transfield Services Ltd.	65,948	122,441
Transpacific Industries Group Ltd.*	124,955	102,964
UGL Ltd.(a)	23,285	270,319
Virgin Australia Holdings Ltd.*(a)	142,510	63,917
Virgin Australia International Holdings Ltd.*(b)	229,303	–

Total Industrials		3,230,004

Information Technology - 3.1%
carsales.com Ltd.	30,331	280,618
Iress Ltd.	14,179	123,935
SMS Management & Technology Ltd.	9,448	47,007

Total Information Technology		451,560

Materials - 26.2%
Adelaide Brighton Ltd.	63,232	223,584
Arrium Ltd.	179,007	178,311
Atlas Iron Ltd.	122,533	189,156
Beadell Resources Ltd.*	101,737	105,056
BlueScope Steel Ltd.*	73,351	259,365
CuDeco Ltd.*	20,735	93,648
Discovery Metals Ltd.*	62,463	70,038
DuluxGroup Ltd.	51,086	219,535
Evolution Mining Ltd.*(a)	64,601	104,442
Gindalbie Metals Ltd.*(a)	126,859	36,388
Independence Group NL	33,071	151,777
Kingsgate Consolidated Ltd.	21,594	90,770
Lynas Corp. Ltd.*(a)	272,524	181,924
Medusa Mining Ltd.	26,378	135,917
Mineral Deposits Ltd.*	12,213	52,102
Mount Gibson Iron Ltd.	91,188	79,420
Northern Star Resources Ltd.	56,982	65,973
Nufarm Ltd.	25,441	147,541
PanAust Ltd.	66,809	205,571
Perseus Mining Ltd.*	64,830	131,861
Regis Resources Ltd.*	58,087	314,450
Resolute Mining Ltd.	93,264	128,895
Sandfire Resources NL*	13,348	108,596
Silver Lake Resources Ltd.*	53,395	142,019
St. Barbara Ltd.*	69,382	103,849
Sundance Resources Ltd.*	349,104	123,805
Troy Resources Ltd.	10,947	38,822

Schedules of Investments - IQ Australia Small Cap ETF (continued)

January 31, 2013 (unaudited)

	Shares	Value

Common Stocks (continued)

Materials (continued)
Western Areas Ltd.	21,736	$99,302

Total Materials		3,782,117

Telecommunication Services - 1.9%
iiNET Ltd.	15,388	73,350
M2 Telecommunications Group Ltd.	19,658	90,014
TPG Telecom Ltd.	40,711	115,926

Total Telecommunication Services		279,290

Utilities - 1.1%
Energy World Corp., Ltd.*	108,522	37,354
Envestra Ltd.	113,134	115,054

Total Utilities		152,408

Total Common Stocks- 99.8%
(Cost $15,438,962)		14,403,977

Investment of Cash Collateral For Securities Loaned - 19.4%

Money Market Fund - 19.4%
BNY Mellon Overnight Government Fund
(Cost $2,804,366)	2,804,366	2,804,366

Total Investments - 119.2%
(Cost $18,243,328)		$17,208,343
Liabilities in Excess of Other Assets - (19.2)%		(2,766,672)
Net Assets - 100.0%		$14,441,671

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $2,648,082; cash collateral of $2,804,366 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.

Schedules of Investments - IQ Canada Small Cap ETF

January 31, 2013 (unaudited)

	Shares	Value

Common Stocks - 99.3%

Consumer Discretionary - 2.7%
Great Canadian Gaming Corp.*	8,727	$79,507
Martinrea International, Inc.*	13,395	121,096
Mood Media Corp.*	30,323	56,466
RONA, Inc.	21,532	261,053

Total Consumer Discretionary		518,122

Consumer Staples - 1.5%
Jean Coutu Group (PJC), Inc., Class A	18,317	278,372

Energy - 28.7%
Advantage Oil & Gas Ltd.*	29,865	86,110
AltaGas Ltd.	18,563	656,214
Bankers Petroleum Ltd.*	44,859	137,876
Bellatrix Exploration Ltd.*	19,102	96,194
Birchcliff Energy Ltd.*	17,077	124,806
BlackPearl Resources, Inc.*	47,078	146,110
Calfrac Well Services Ltd.	5,791	148,652
Canyon Services Group, Inc.(a)	9,430	104,321
Celtic Exploration Ltd.*	15,579	414,411
Crew Energy, Inc.*	21,435	127,685
Deethree Exploration Ltd.*	11,338	77,301
Denison Mines Corp.*	57,926	79,450
Ensign Energy Services, Inc.	22,196	378,655
Gran Tierra Energy, Inc.*	47,571	253,369
Ithaca Energy, Inc.*	46,100	93,691
Legacy Oil + Gas, Inc.*	22,626	157,205
Niko Resources Ltd.	11,221	116,945
Nuvista Energy Ltd.*	19,094	99,977
Parex Resources, Inc.*	18,076	103,152
PetroBakken Energy Ltd.	34,874	307,245
Petrobank Energy & Resources Ltd.*	16,234	13,977
Poseidon Concepts Corp.	13,377	16,874
Precision Drilling Corp.	41,661	381,220
Secure Energy Services, Inc.*	15,385	161,112
Southern Pacific Resource Corp.*	70,486	84,681
TransGlobe Energy Corp.*	13,082	111,718
Trican Well Service Ltd.	25,975	354,967
Trinidad Drilling Ltd.	21,436	154,517
Uranium One, Inc.*	79,791	217,281
Whitecap Resources, Inc.	22,542	215,975

Total Energy		5,421,691

Financials - 4.2%
Canaccord Financial, Inc.	14,345	106,419
Element Financial Corp.*	16,732	132,837
Industrial Alliance Insurance and Financial Services, Inc.	16,073	560,789

Total Financials		800,045

Health Care - 0.6%
CML Healthcare, Inc.(a)	15,935	111,993

Industrials - 13.1%
Aecon Group, Inc.	9,899	117,736

	Shares	Value

Common Stocks (continued)

Industrials (continued)
Air Canada, Class B*	38,320	$93,609
CAE, Inc.	45,964	495,602
Progressive Waste Solutions Ltd.	20,425	453,139
Russel Metals, Inc.	10,669	299,290
Superior Plus Corp.	19,865	215,982
TransForce, Inc.	14,269	316,422
WestJet Airlines Ltd.	22,310	477,090

Total Industrials		2,468,870

Information Technology - 0.5%
Wi-LAN, Inc.	21,520	97,813

Materials - 39.6%
Alacer Gold Corp.*	40,383	183,954
Alamos Gold, Inc.	21,414	328,655
Argonaut Gold, Inc.*	26,433	240,817
AuRico Gold, Inc.*	50,066	351,367
Aurizon Mines Ltd.*	29,182	134,976
B2Gold Corp.*(a)	102,685	394,764
Banro Corp.*	35,806	87,826
Canexus Corp.	23,718	219,882
Canfor Corp.*	15,191	279,532
Capstone Mining Corp.*	53,446	132,164
China Gold International Resources Corp., Ltd.*	42,878	149,816
Colossus Minerals, Inc.*	18,849	77,181
Dundee Precious Metals, Inc.*	17,152	152,485
Endeavour Mining Corp.*	72,554	154,718
Endeavour Silver Corp.*	15,359	105,177
First Majestic Silver Corp.*	20,585	375,491
Fortuna Silver Mines, Inc.*	22,218	92,533
Gabriel Resources Ltd.*	37,079	95,403
Great Basin Gold Ltd.*	137,443	11,008
Harry Winston Diamond Corp.*	14,150	208,528
HudBay Minerals, Inc.	30,501	354,219
Intertape Polymer Group, Inc.	7,774	75,339
Ivanplats Ltd., Class A*	23,644	113,622
Kirkland Lake Gold, Inc.*	11,073	67,069
Major Drilling Group International, Inc.	14,038	139,277
Methanex Corp.	16,668	598,569
Nevsun Resources Ltd.	35,275	149,032
NovaGold Resources, Inc.*	44,344	197,114
Orbite Aluminae, Inc., Class Warrants*	32,162	84,039
Premier Gold Mines Ltd.*	26,426	91,010
Primero Mining Corp.*	10,812	67,220
Rainy River Resources Ltd.*	17,707	78,355
Rio Alto Mining Ltd.*	28,545	152,034
Romarco Minerals, Inc.*	103,753	92,446
Rubicon Minerals Corp.*	51,010	118,990
Sabina Gold & Silver Corp.*	21,839	49,632
Sandstorm Gold Ltd.*	15,253	185,537
SEMAFO, Inc.	48,459	135,356
Sherritt International Corp.	52,571	309,473
Silvercorp Metals, Inc.	30,285	131,891
Taseko Mines Ltd.*	33,800	112,007
Thompson Creek Metals Co., Inc.*	27,232	110,417
Timmins Gold Corp.*	25,378	70,886

Schedules of Investments - IQ Canada Small Cap ETF (continued)

January 31, 2013 (unaudited)

	Shares	Value

Common Stocks (continued)

Materials (continued)
Torex Gold Resources, Inc.*	107,160	$214,567

Total Materials		7,474,378

Metals & Mining - 1.7%
Pretium Resources, Inc.*	12,782	142,427
Silver Standard Resources, Inc.*	14,322	172,492

Total Metals & Mining		314,919

Oil Gas & Consumable Fuels - 3.6%
Gibson Energy, Inc.	21,177	532,579
Surge Energy, Inc.*	12,628	44,249
Twin Butte Energy Ltd.	41,734	111,140

Total Oil Gas & Consumable Fuels		687,968

Telecommunication Services - 0.7%
Manitoba Telecom Services, Inc.	3,921	130,288

Utilities - 2.4%
Algonquin Power & Utilities Corp.	27,475	201,624
Just Energy Group, Inc.	24,844	245,990

Total Utilities		447,614

Total Common Stocks- 99.3%
(Cost $23,754,551)		18,752,073

Investment of Cash Collateral For Securities Loaned - 2.2%

Money Market Fund - 2.2%
BNY Mellon Overnight Government Fund
(Cost $408,933)	408,933	408,933

Total Investments - 101.5%
(Cost $24,163,484)		$19,161,006
Liabilities in Excess of Other Assets - (1.5)%		(287,702)
Net Assets - 100.0%		$18,873,304

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $387,490; cash collateral of $408,933 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

Schedules of Investments - IQ Global Agribusiness Small Cap ETF

January 31, 2013 (unaudited)

	Shares	Value

Common Stocks - 99.4%

Australia - 7.8%
GrainCorp Ltd.,	167,008	$2,102,566
Nufarm Ltd.	130,885	759,049

Total Australia		2,861,615

China - 9.5%
China Bluechemical Ltd., Class H	1,296,625	931,236
China Minzhong Food Corp., Ltd.*(a)	285,796	230,890
China Modern Dairy Holdings Ltd.*	2,177,950	665,559
First Tractor Co., Ltd., Class H *	294,728	300,979
People's Food Holdings Ltd.	442,000	444,571
Shenguan Holdings Group Ltd.	875,143	462,651
Yongye International, Inc. ADR*	28,472	155,172
Zhongpin, Inc. ADR*	21,781	276,183

Total China		3,467,241

Hong Kong - 8.0%
Asian Citrus Holdings Ltd.	562,000	255,076
China Agri-Industries Holdings Ltd.	1,619,427	987,672
China Foods Ltd.	531,196	458,902
China Yurun Food Group Ltd. *(a)	1,000,302	736,474
Global Bio-chem Technology Group Co., Ltd.	1,409,589	167,213
Sinofert Holdings Ltd.	1,285,218	319,834

Total Hong Kong		2,925,171

Indonesia - 2.6%
Bumitama Agri Ltd.*	218,143	183,284
PT Bakrie Sumatera Plantations Tbk	8,031,116	75,034
PT Malindo Feedmill Tbk	508,305	131,773
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	2,047,043	462,371
PT Sampoerna Agro Tbk	456,294	108,920

Total Indonesia		961,382

Ireland - 3.0%
Glanbia PLC	96,979	1,082,074

Japan - 27.4%
Fuji Oil Co., Ltd.	51,305	697,672
House Foods Corp.	61,938	937,282
Iseki & Co., Ltd.	168,237	457,186
Itoham Foods, Inc.	133,827	608,571
Kewpie Corp.	90,645	1,204,826
Kumiai Chemical Industry Co., Ltd.	38,821	218,650
Morinaga Milk Industry Co., Ltd.	167,274	538,884
Nippon Meat Packers, Inc.	155,050	2,101,653
Nisshin Oillio Group Ltd.	81,096	296,801
Nisshin Seifun Group, Inc.	161,794	1,973,227
NOF Corp.	136,515	629,770
Prima Meat Packers Ltd.	99,761	191,302
Yamatane Corp.	75,255	131,115

Total Japan		9,986,939

Luxembourg - 1.1%
Adecoagro SA ADR*	45,519	386,911

	Shares	Value

Common Stocks (continued)

Netherlands - 9.5%
CSM NV	51,156	$1,184,631
Nutreco NV	25,696	2,277,297

Total Netherlands		3,461,928

New Zealand - 0.3%
A2 Corp. Ltd.*	216,820	92,924

Singapore - 2.8%
First Resources Ltd.(a)	278,193	439,382
Indofood Agri Resources Ltd.(a)	325,049	342,696
Mewah International, Inc.	518,272	219,820

Total Singapore		1,001,898

Spain - 3.5%
Ebro Foods SA	63,682	1,287,984

Thailand - 1.0%
GFPT PCL	449,523	126,626
Thai Vegetable Oil PCL	289,953	250,379

Total Thailand		377,005

United Kingdom - 3.6%
Dairy Crest Group PLC	99,728	658,385
Devro PLC	121,117	654,805

Total United Kingdom		1,313,190

United States - 19.3%
American Vanguard Corp.	17,451	591,589
Andersons, Inc.	12,657	596,778
Chiquita Brands International, Inc.*	33,883	249,040
CVR Partners LP(a)	16,033	435,136
Dole Food Co., Inc.*(a)	26,646	296,836
Lindsay Corp.(a)	9,310	866,203
Smithfield Foods, Inc.*	91,335	2,129,019
Toro Co.	42,977	1,892,277

Total United States		7,056,878
Total Common Stocks - 99.4%
(Cost $37,327,501)		36,263,140

Short-Term Investment - 0.6%

Money Market Fund - 0.6%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $214,166)	214,166	214,166

Investment of Cash Collateral For Securities Loaned - 5.8%
Money Market Fund - 5.8%
BNY Mellon Overnight Government Fund
(Cost $2,133,960)	2,133,960	2,133,960

Schedules of Investments - IQ Global Agribusiness Small Cap ETF (continued)

January 31, 2013 (unaudited)

Value

Total Investments - 105.8%
(Cost $39,675,627)	$38,611,266
Liabilities in Excess of Other Assets - (5.8)%	(2,127,709)
Net Assets - 100.0%	$36,483,557

		% of
Industry Investments	Value	Net Assets
Consumer Staples	$ 28,574,944	78.3%
Materials	4,040,436	11.1
Industrials	3,516,645	9.6
Consumer Discretionary	131,115	0.4
Money Market Funds	2,348,126	6.4
Total Investments	$ 38,611,266	105.8
Liabilities in Excess of Other Assets	(2,127,709)	(5.8)
Total Net Assets	$ 36,483,557	100.0%

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $2,054,271; cash collateral of $2,133,960 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of January 31, 2013.

ADR	- American Depositary Receipt
LP -	Limited Partnership
PCL	- Public Company Limited

Schedules of Investments - IQ Global Oil Small Cap ETF

January 31, 2013 (unaudited)

	Shares	Value

Common Stocks - 98.3%

Australia - 4.5%
Caltex Australia Ltd.	3,532	$71,544
Horizon Oil Ltd.*(a)	26,053	12,500

Total Australia		84,044

Bermuda - 0.2%
Archer Ltd.*	3,927	4,519

Canada - 8.7%
Bankers Petroleum Ltd.*	6,616	20,335
Canyon Services Group, Inc.	1,391	15,388
Cequence Energy Ltd.*	3,983	5,224
Ensign Energy Services, Inc.	3,273	55,836
Ithaca Energy, Inc.*	6,799	13,818
Southern Pacific Resource Corp.*	10,396	12,490
Sunshine Oilsands Ltd.*	50,105	20,415
Twin Butte Energy Ltd.	6,155	16,391

Total Canada		159,897

China - 1.3%
Shandong Molong Petroleum Machinery Co. Ltd., Class H	5,329	2,590
Sinopec Shanghai Petrochemical Co., Ltd., Class H	60,243	22,371

Total China		24,961

Colombia - 1.1%
Petrominerales Ltd.	2,249	19,994

Finland - 2.9%
Neste Oil OYJ	3,353	53,478

France - 2.2%
Etablissements Maurel et Prom	2,188	40,422

Italy - 1.4%
ERG SpA	1,258	12,329
Saras SpA*	9,454	12,743

Total Italy		25,072

Japan - 7.2%
Cosmo Oil Co., Ltd.	17,512	39,530
Showa Shell Sekiyu K.K.	5,158	29,956
Tonengeneral Sekiyu K.K.	7,188	62,775

Total Japan		132,261

Netherlands - 8.6%
Core Laboratories NV ADR(a)	1,247	159,167

Norway - 2.8%
Det Norske Oljeselskap ASA*	1,673	26,221
DNO International ASA*	15,258	25,892

Total Norway		52,113

Philippines - 0.5%
Petron Corp.	36,773	9,924

Russia - 1.2%
Alliance Oil Co., Ltd.*	2,603	22,786

Thailand - 6.2%
Bangchak Petroleum PCL	9,028	10,899
Esso Thailand PCL	31,654	11,889
IRPC PCL	260,994	38,510

	Shares	Value

Common Stocks (continued)

Thailand (continued)
Thai Oil PCL	21,305	$52,691

Total Thailand		113,989

United Arab Emirates - 3.4%
Dragon Oil PLC	6,146	55,347
Exillon Energy PLC*	2,958	7,551

Total United Arab Emirates		62,898

United Kingdom - 2.6%
Rockhopper Exploration PLC*	7,434	18,416
Salamander Energy PLC*	6,106	17,725
Xcite Energy Ltd.*	6,986	11,187

Total United Kingdom		47,328

United States - 43.5%
Alon USA Energy, Inc.	353	6,926
Bonanza Creek Energy, Inc.*	608	18,775
BPZ Resources, Inc.*	2,661	8,382
CVR Energy, Inc.*	386	22,677
Gulfport Energy Corp.*	1,553	64,092
Harvest Natural Resources, Inc.*(a)	1,031	9,568
Key Energy Services, Inc.*	3,953	32,138
Kodiak Oil & Gas Corp.*	6,908	63,554
Lufkin Industries, Inc.	879	50,903
Northern Tier Energy LP	423	10,660
Oceaneering International, Inc.	2,823	178,442
PetroQuest Energy, Inc.*	1,475	7,581
Pioneer Energy Services Corp.*	1,623	12,302
SemGroup Corp., Class A*	1,096	47,303
Stone Energy Corp.*	1,295	29,138
Tesoro Corp.	3,674	178,887
VAALCO Energy, Inc.*	1,513	12,845
Western Refining, Inc.(a)	1,503	50,546

Total United States		804,719
Total Common Stocks - 98.3%
(Cost $2,078,978)		1,817,572

Warrant - 0.0%(b)

United States - 0.0%(b)
Magnum Hunter Resources Corp.,
(Cost $0) expiring 10/14/13*	265	37

Short-Term Investment - 0.0%(b)

Money Market Fund - 0.0%(b)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, 0.03%(c)
(Cost $470)	470	470

Investment of Cash Collateral For Securities Loaned - 11.3%
Money Market Fund - 11.3%
BNY Mellon Overnight Government Fund
(Cost $208,844)	208,844	208,844

Schedules of Investments - IQ Global Oil Small Cap ETF (continued)

January 31, 2013 (unaudited)

Value

Total Investments - 109.6%
(Cost $2,288,292)	$2,026,923
Liabilities in Excess of Other Assets - (9.6)%	(178,039)
Net Assets - 100.0%	$1,848,884

		% of
Industry	Value	Net Assets
Refining & Marketing	$723,267	39.1%
Exploration & Production	583,057	31.5
Equipment, Services & Drilling	511,285	27.7
Money Market Funds	209,314	11.3
Total Investments	$2,026,923	109.6
Liabilities in Excess of Other Assets	(178,039)	(9.6)
Total Net Assets	$1,848,884	100.0%

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $217,217; cash collateral of $208,844 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Less than 0.05%.
(c)	Rate shown represents annualized 7-day yield as of January 31, 2013.

ADR	- American Depositary Receipt
K.K.	- Kabushiki Kaisha
LP	- Limited Partnership
PCL	- Public Company Limited

Schedules of Investments - IQ US Real Estate Small Cap ETF

January 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 99.8%

Diversified REITs - 8.4%
CapLease, Inc.	36,899	$213,645
Cousins Properties, Inc.	52,699	469,021
Investors Real Estate Trust(a)	53,567	501,387
Redwood Trust, Inc.	47,428	905,875
Resource Capital Corp.	58,555	364,212

Total Diversified REITs		2,454,140

Hotel REITs - 10.6%
Ashford Hospitality Trust, Inc.	36,087	418,248
FelCor Lodging Trust, Inc.*	64,320	346,042
Hersha Hospitality Trust, Class A	100,490	530,587
Pebblebrook Hotel Trust	35,354	880,668
Sunstone Hotel Investors, Inc.*	79,572	920,648

Total Hotel REITs		3,096,193

Mortgage REITs - 30.5%
AG Mortgage Investment Trust, Inc.	15,043	382,092
Anworth Mortgage Asset Corp.	83,035	519,799
Apollo Commercial Real Estate Finance, Inc.	15,011	262,092
ARMOUR Residential REIT, Inc.(a)	179,771	1,290,756
CreXus Investment Corp.	44,578	592,442
Dynex Capital, Inc.	31,630	319,779
Gramercy Capital Corp.*	22,890	82,175
Invesco Mortgage Capital	67,598	1,466,877
iStar Financial, Inc.*(a)	42,823	414,955
New York Mortgage Trust, Inc.(a)	28,840	201,880
Newcastle Investment Corp.	123,174	1,292,095
NorthStar Realty Finance Corp.	88,877	693,241
PennyMac Mortgage Investment Trust	34,268	911,529
RAIT Financial Trust	32,792	225,937
Western Asset Mortgage Capital Corp.	12,783	276,752

Total Mortgage REITs		8,932,401

Office REITs - 17.8%
Brandywine Realty Trust	83,451	1,062,331
Commonwealth REIT	48,752	801,483
First Industrial Realty Trust, Inc.*	52,080	816,094
First Potomac Realty Trust	29,715	407,095
Franklin Street Properties Corp.	41,979	545,727
Government Properties Income Trust(a)	25,116	624,133
Lexington Realty Trust	88,352	971,872

Total Office REITs		5,228,735

Residential REITs - 4.0%
Associated Estates Realty Corp.	28,794	465,023
Education Realty Trust, Inc.	65,755	706,866

Total Residential REITs		1,171,889

Retail REITs - 14.2%
Acadia Realty Trust	29,478	770,555
Cedar Realty Trust, Inc.	31,802	175,229
Getty Realty Corp.(a)	15,540	293,395
Glimcher Realty Trust	82,616	918,690
Inland Real Estate Corp.	45,213	410,534
Kite Realty Group Trust	42,504	257,149
Pennsylvania Real Estate Investment Trust	30,611	564,467
Ramco-Gershenson Properties Trust	27,753	419,625

	Shares	Value

Common Stocks (continued)
Retail REITs (continued)
Spirit Realty Capital, Inc.	17,772	$345,843

Total Retail REITs		4,155,487

Specialized REITs - 14.3%
CubeSmart, Class A	69,207	1,055,407
DCT Industrial Trust, Inc.(a)	156,628	1,105,794
Medical Properties Trust, Inc.	78,873	1,060,842
Sabra Health Care REIT, Inc.	21,556	540,840
STAG Industrial, Inc.	21,706	428,042

Total Specialized REITs		4,190,925

Total Common Stocks- 99.8%
(Cost $26,884,832)		29,229,770

Short-Term Investment - 0.1%

Money Market Fund - 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $22,941)	22,941	22,941

Investment of Cash Collateral For Securities Loaned - 8.1%

Money Market Fund - 8.1%
BNY Mellon Overnight Government Fund
(Cost $2,393,345)	2,393,345	2,393,345

Total Investments - 108.0%
(Cost $29,301,118)		$31,646,056
Liabilities in Excess of Other Assets - (8.0)%		(2,349,924)
Net Assets - 100.0%		$29,296,132

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $2,316,314; cash collateral of $2,393,345 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of January 31, 2013.

REITs	- Real Estate Investment Trusts

Fair Value Measurement (unaudited)

 Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

  Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

  Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Trustees, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transfers between levels, if any, are considered to have occurred at the beginning of the reporting period. Level 3 transfers and the reasons for these transfers are detailed in the Level 3 reconciliation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of January 31, 2013 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
IQ Hedge Multi-Strategy Tracker ETF
Assets
Investment Companies*	$272,584,544	$—	$—	$272,584,544
Other Financial Instruments**	—	—	—	—
Short-Term Investment	87,036,442	—	—	87,036,442
Total	$359,620,986	$—	$—	$359,620,986
Liabilities
Other Financial Instruments**	(412,944)	—	—	(412,944)
Total	$(412,944)	$—	$—	$(412,944)

	Level 1	Level 2	Level 3		Total
IQ Hedge Macro Tracker ETF
Assets
Investment Companies*	$60,346,251	$—	$—		$60,346,251
Other Financial Instruments**	—	—	—		—
Short-Term Investments	6,575,717	—	—		6,575,717
Total	$66,921,968	$—	$—		$66,921,968
Liabilities
Other Financial Instruments**	(47,024)	—	—		(47,024)
Total	$(47,024)	$—	$—		$(47,024)

IQ Hedge Market Neutral Tracker ETF
Assets
Investment Companies*	$6,640,997	$—	$—		$6,640,997
Short-Term Investments	808,468	—	—		808,468
Total	$7,449,465	$—	$—		$7,449,465
Liabilities
Other Financial Instruments**	(19,237)	—	—		(19,237)
Total	$(19,237)	$—	$—		$(19,237)

IQ Real Return ETF
Assets
Investment Companies*	$59,277,784	$—	$—		$59,277,784
Short-Term Investments	4,995,866	—	—		4,995,866
Total	$64,273,650	$—	$—		$64,273,650

IQ Global Resources ETF
Assets
Common Stocks†	$74,960,317	$359,383	$—		$75,319,700
Short-Term Investment	8,553,264	—	—		8,553,264
Total	$83,513,581	$359,383	$—		$83,872,964
Liabilities
Other Financial Instruments**	(812,723)	—	—		(812,723)
Total	$(812,723)	$—	$—		$(812,723)

IQ Merger Arbitrage ETF
Assets
Common Stocks*	$10,229,659	$—	$—		$10,229,659
Short-Term Investment	3,040,767	—	—		3,040,767
Total	$13,270,426	$—	$—		$13,270,426
Liabilities
Other Financial Instruments**	(80,740)	—	—		(80,740)
Total	$(80,740)	$—	$—		$(80,740)

IQ Australia Small Cap ETF
Assets
Common Stocks*	$14,403,977	$—	$—	***	$14,403,977
Short-Term Investment	2,804,366	—	—		2,804,366
Total	$17,208,343	$—	$—		$17,208,343

IQ Canada Small Cap ETF
Assets
Common Stocks*	$18,741,065	$11,008	$—		$18,752,073
Short-Term Investment	408,933	—	—		408,933
Total	$19,149,998	$11,008	$—		$19,161,006

IQ Global Agribusiness Small Cap ETF
Assets
Common Stocks†	$36,263,140	$—	$—		$36,263,140
Short-Term Investment	2,348,126	—	—		2,348,126
Total	$38,611,266	$—	$—		$38,611,266

IQ Global Oil Small Cap ETF
Assets
Common Stocks†	$1,817,572	$—	$—		$1,817,572
Warrant†	37	—	—		37
Short-Term Investment	209,314	—	—		209,314
Total	$2,026,923	$—	$—		$2,026,923

IQ US Real Estate Small Cap ETF
Assets
Common Stocks*	$29,229,770	$—	$—		$29,229,770
Short-Term Investments	2,416,286	—	—		2,416,286
Total	$31,646,056	$—	$—		$31,646,056

*	Please refer to the Schedule of Investments to view securities segregated by industry type.

**	Derivative instruments, including swap transactions and futures contracts, are valued at the net unrealized appreciation (depreciation) on the instrument.

***	Includes Level 3 security valued at $0

†	Please refer to the Schedule of Investments to view securities segregated by country.

The following is a summary of transfers between Level 1 and Level 2 fair value measurements that occurred during the period ended January 31, 2013.

Fund	Transfers from Level 1 to Level 2[1]	Transfers from Level 2 to Level 1[2]
IQ Global Resources ETF	$337,199	$ -
IQ Canada Small Cap ETF	$100,244	$ -
IQ Global Oil Small Cap ETF	$-	$ -	[3]

[1] Transfers from Level 1 to Level 2 are as a result of the unavailablity of a quoted price in an active market
[2] Transfers from Level 2 to Level 1 are as a result of the unavailablity of a quoted price in an active market
[3] Includes Level 2 security valued at $0

As of January 31, 2013, 2013, the IQ Australia Small Cap ETF held shares of a Level 3 security, Virgin Australia International Holdings Ltd., which were valued at zero based on qualitative factors, including the fact that the entire position was worth 22 cents (AUD) before accounting for an illiquidity discount on account of the fact that the shares were un-listed and, based on conversations with brokers, not transferable for any value.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. All transfers in or out of Level 3 are done using the beginning of period method.

IQ Global Agribusiness Small Cap ETF	Common Stock
Balance as of April 30, 2012	$ -
Sales	(23,005)
Realized gain (loss)	(526,086)
Change in unrealized depreciation	549,087
Balance as of January 31, 2013	$ -

The cost basis of investments for Federal income tax purposes at January 31, 2013 was as follows (unaudited)*:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

IQ Hedge Multi-Strategy Tracker ETF	355,918,771	5,749,938	(2,047,723)	3,702,215
IQ Hedge Macro Tracker ETF	66,888,716	583,445	(550,193)	33,252
IQ Hedge Market Neutral Tracker ETF	7,407,569	69,872	(27,976)	41,896
IQ Real Return ETF	64,123,751	424,659	(274,760)	149,899
IQ Global Resources ETF	80,291,955	5,867,725	(2,286,716)	3,581,009
IQ Merger Arbitrage ETF	13,400,575	369,300	(499,449)	(130,149)
IQ Australia Small Cap ETF	18,477,807	1,895,810	(3,165,274)	(1,269,464)
IQ Canada Small Cap ETF	24,542,111	1,456,287	(6,837,392)	(5,381,105)
IQ Global Agribusiness Small Cap ETF	39,761,912	3,108,520	(4,259,166)	(1,150,646)
IQ Global Oil Small Cap ETF	2,288,747	110,696	(372,520)	(261,824)
IQ US Real Estate Small Cap ETF	29,304,533	2,385,646	(44,123)	2,341,523

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under then 1940 Act (17 CFR 270.30a-2(a)). Filed hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By:	/s/ Adam S. Patti

Adam S. Patti

Principal Executive Officer

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam S. Patti

Adam S. Patti

Principal Executive Officer

Date:	March 25, 2013

By:	/s/ David L. Fogel

David L. Fogel

Principal Financial Officer

Date:	March 25, 2013